Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Movement Schedules by Measurement Component (Detail) - EUR (€)
€ in Millions
		6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		€ 185
Beginning balance		177,446
Opening net balance	[1]	177,262
Opening assets, Reinsurance		16,608
Opening liabilities, Reinsurance		608
Net opening balance, Investment contracts		21,594		€ 21,055	€ 21,055
Variable Fee Approach [Abstract]
Closing net balance		183,276	[2]		177,262 [1]
Closing assets		56			185
Ending balance		183,332			177,446
Closing assets, Reinsurance		16,267			16,608
Closing liabilities, Reinsurance		497			608
Net closing balance, Investment contracts		22,533			21,594
Insurance contracts issued [member]
Variable Fee Approach [Abstract]
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option		1,293		780
Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		21,594		21,055	21,055
Net opening balance, Investment contracts		21,594		21,055	21,055
Earnings released from contractual service margin		(17)			(17)
Release of risk adjustment		(7)			(15)
Experience adjustments on current service		4			4
Changes that relate to current service		(20)			(28)
Insurance service result		(20)			(28)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		1,661			1,921
Insurance finance income / (expenses)		1,661			1,921
Premiums received		258			475
Claims, benefits and expenses paid		(1,441)			(2,506)
Cash flows		(1,182)			(2,030)
Other					172
Other movements					172
Net exchange differences		480			503
Net closing balance, Investment contracts		22,533			21,594
Closing liabilities, Investment contracts		22,533			21,594
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		185
Beginning balance		177,407
Opening net balance		177,223
Opening assets, Reinsurance		16,601
Opening liabilities, Reinsurance		608
Variable Fee Approach [Abstract]
Closing net balance		183,242			177,223
Closing assets		56			185
Ending balance		183,297			177,407
Closing assets, Reinsurance		16,259			16,601
Closing liabilities, Reinsurance		497			608
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		185		36	36
Beginning balance		177,407		175,681	175,681
Opening net balance		177,223		175,645	175,645
Changes in estimates that result in (a reversal of) onerous contracts		790			1,025
New contracts issued – onerous		32			60
Changes that relate to future service		821			1,084
Earnings released from contractual service margin		(485)			(952)
Release of risk adjustment		(158)			(345)
Experience adjustments on current service		241			75
Revenue recognised for incurred policyholder tax expenses		(10)			(15)
Changes that relate to current service		(411)			(1,238)
Changes that relate to past service		14			17
Experience adjustments on claims incurred		14			17
Insurance service result		424			(137)
General Model [Abstract]
Interest accreted to insurance contracts		1,538			3,098
Changes in interest rates and other financial assumptions		(1,725)			1,587
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		286			421
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		8,070			13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option		(1,293)			(1,493)
Insurance finance income / (expenses)		6,875			17,343
Premiums received		7,633			14,203
Claims, benefits and expenses paid		(13,390)			(23,862)
Acquisition costs paid		(477)			(936)
Other		(17)			(30)
Cash flows		(6,251)			(10,624)
Contracts disposed during the period		(87)			(347)
Transfers to disposal groups		(17)			(345)
Other		(4)			20
Transfer (to)/from other headings					(512)
Other movements		(107)			(1,184)
Net exchange differences		5,078			(3,821)
Closing net balance		183,242			177,223
Closing assets		56			185
Ending balance		183,297			177,407
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		16,601		16,934	16,934
Opening liabilities, Reinsurance		(608)		(270)	(270)
Net opening balance, Reinsurance		15,993		16,664	16,664
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		356			546
New reinsurance contracts issued / acquired recognized in the year		0			(17)
Changes in estimates that result in (a reversal of) onerous contracts					12
Changes in contractual service margin due to establishing of loss recovery component from onerous underlying contracts					7
Changes in the contractual service margin due to reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held					(3)
Changes that relate to future service		356			544
Earnings released from contractual service margin		(15)			(26)
Release of risk adjustment		(44)			(118)
Experience adjustments on current service		109			(217)
Changes that relate to current service		49			(361)
Changes that relate to past service		3			(2)
Experience adjustments on claims incurred		3			(2)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		408			181
Insurance finance income / (expenses)		(137)			1,048
Premiums paid, net of received fixed commission		726			2,642
Amounts received		(1,673)			(3,622)
Cash flows		(947)			(979)
Reinsurance contracts disposed in the year		(30)
Transfers to disposal groups					(389)
Other		(10)			17
Other movements		(41)			(371)
Net exchange differences		485			(550)
Net closing balance, Reinsurance		15,762			15,993
Closing assets, Reinsurance		16,259			16,601
Closing liabilities, Reinsurance		(497)			(608)
Best estimate liability [Member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		21,285		20,874	20,874
Net opening balance, Investment contracts		21,285		20,874	20,874
Changes in estimates that adjust contractual service margin		(71)			(152)
Changes that relate to future service		(71)			(152)
Experience adjustments on current service		4			4
Changes that relate to current service		4			4
Insurance service result		(67)			(148)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		1,661			1,921
Insurance finance income / (expenses)		1,661			1,921
Premiums received		258			475
Claims, benefits and expenses paid		(1,441)			(2,506)
Cash flows		(1,182)			(2,030)
Other					170
Other movements					170
Net exchange differences		473			498
Net closing balance, Investment contracts		22,170			21,285
Closing liabilities, Investment contracts		22,170			21,285
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		475		100	100
Beginning balance		166,036		163,381	163,381
Opening net balance		165,562		163,280	163,280
Changes in estimates that adjust the contractual service margin		(333)			(204)
Changes in estimates that result in (a reversal of) onerous contracts		789			974
New contracts issued – non-onerous		(307)			(563)
New contracts issued – onerous		21			38
Changes that relate to future service		171			245
Experience adjustments on current service		241			75
Revenue recognised for incurred policyholder tax expenses		(10)			(15)
Changes that relate to current service		231			60
Changes that relate to past service		15			17
Experience adjustments on claims incurred		15			17
Insurance service result		416			322
General Model [Abstract]
Interest accreted to insurance contracts		1,331			2,680
Changes in interest rates and other financial assumptions		(1,718)			1,573
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		288			425
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features		8,070			13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option		(1,293)			(1,493)
Insurance finance income / (expenses)		6,677			16,915
Premiums received		7,633			14,203
Claims, benefits and expenses paid		(13,390)			(23,862)
Acquisition costs paid		(477)			(936)
Other		(17)			(30)
Cash flows		(6,251)			(10,624)
Contracts disposed during the period		(128)			(283)
Transfers to disposal groups		(28)			(59)
Other		(4)			41
Transfer (to)/from other headings					(511)
Other movements		(160)			(811)
Net exchange differences		4,734			(3,520)
Closing net balance		170,977			165,562
Closing assets		372			475
Ending balance		171,349			166,036
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		16,184		16,233	16,233
Opening liabilities, Reinsurance		(1,024)		(371)	(371)
Net opening balance, Reinsurance		15,160		15,862	15,862
Changes in estimates that adjust the contractual service margin		(118)			(3)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		333			477
New reinsurance contracts issued / acquired recognized in the year		(5)			(330)
Changes that relate to future service		211			144
Experience adjustments on current service		109			(217)
Changes that relate to current service		109			(217)
Changes that relate to past service		3			(2)
Experience adjustments on claims incurred		3			(2)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		322			(76)
Insurance finance income / (expenses)		(148)			1,013
Premiums paid, net of received fixed commission		726			2,642
Amounts received		(1,673)			(3,622)
Cash flows		(947)			(979)
Reinsurance contracts disposed in the year		(64)
Transfers to disposal groups					(149)
Other		(29)			17
Other movements		(94)			(132)
Net exchange differences		458			(528)
Net closing balance, Reinsurance		14,752			15,160
Closing assets, Reinsurance		15,618			16,184
Closing liabilities, Reinsurance		(866)			(1,024)
Risk adjustment [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts		128		109	109
Net opening balance, Investment contracts		128		109	109
Changes in estimates that adjust contractual service margin		(3)			31
Changes that relate to future service		(3)			31
Release of risk adjustment		(7)			(15)
Changes that relate to current service		(7)			(15)
Insurance service result		(10)			16
Variable Fee Approach [Abstract]
Net exchange differences		3			3
Net closing balance, Investment contracts		121			128
Closing liabilities, Investment contracts		121			128
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		(286)
Beginning balance		3,251		3,436	3,436
Opening net balance		3,537		3,435	3,435
Changes in estimates that adjust the contractual service margin		(91)			380
Changes in estimates that result in (a reversal of) onerous contracts		1			51
New contracts issued – non-onerous		50			90
New contracts issued – onerous		10			22
Changes that relate to future service		(30)			542
Release of risk adjustment		(158)			(345)
Changes that relate to current service		(157)			(345)
Changes that relate to past service		(1)
Experience adjustments on claims incurred		(1)
Insurance service result		(188)			197
General Model [Abstract]
Interest accreted to insurance contracts		91			195
Changes in interest rates and other financial assumptions		(7)			14
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates		(1)			(4)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		82			205
Contracts disposed during the period		0			(5)
Transfers to disposal groups		6			(197)
Transfer (to)/from other headings					(1)
Other movements		6			(203)
Net exchange differences		105			(98)
Closing net balance		3,541			3,537
Closing assets		(313)			(286)
Ending balance		3,228			3,251
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		423		1,010	1,010
Opening liabilities, Reinsurance		332		(101)	(101)
Net opening balance, Reinsurance		755		909	909
Changes in estimates that adjust the contractual service margin		(17)			6
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		30			67
New reinsurance contracts issued / acquired recognized in the year		2			42
Changes that relate to future service		15			114
Release of risk adjustment		(44)			(118)
Changes that relate to current service		(44)			(118)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		(29)			(3)
Insurance finance income / (expenses)		15			48
Transfers to disposal groups					(176)
Other		5			0
Other movements		5			(176)
Net exchange differences		23			(23)
Net closing balance, Reinsurance		769			755
Closing assets, Reinsurance		416			423
Closing liabilities, Reinsurance		353			332
Contractual service margin [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		8,124		8,929	8,929
Changes in estimates that adjust the contractual service margin		424			(176)
Earnings released from contractual service margin		(485)			(952)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		116			223
Other		6			(110)
Cash flows		42			(59)
Net exchange differences		240			(203)
Closing net balance		8,723			8,124
Contractual service margin [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		78		(107)	(107)
Changes in estimates that adjust the contractual service margin		135			(4)
Earnings released from contractual service margin		(15)			(26)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		(3)			(13)
Other		14			(63)
Cash flows		34
Net exchange differences		4			2
Closing net balance		242			78
Contractual service margin [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance		180		72	72
Opening liabilities, Investment contracts		180		72	72
Net opening balance, Investment contracts		180		72	72
Changes in estimates that adjust the contractual service margin		74			121
Changes in estimates that adjust contractual service margin		74			121
Changes that relate to future service		74			121
Earnings released from contractual service margin		(17)			(17)
Earnings released from contractual service margin		(17)			(17)
Changes that relate to current service		(17)			(17)
Insurance service result		57			104
Variable Fee Approach [Abstract]
Other					1
Other					1
Other movements					1
Net exchange differences		4			2
Net exchange differences		4			2
Closing net balance		242			180
Net closing balance, Investment contracts		242			180
Closing liabilities, Investment contracts		242			180
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets		(4)		(64)	(64)
Beginning balance		8,120		8,865	8,865
Opening net balance		8,124		8,929	8,929
Changes in estimates that adjust the contractual service margin		424			(176)
New contracts issued – non-onerous		257			473
Changes that relate to future service		680			297
Earnings released from contractual service margin		(485)			(952)
Changes that relate to current service		(485)			(952)
Insurance service result		196			(656)
General Model [Abstract]
Interest accreted to insurance contracts		116			223
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)		116			223
Contracts disposed during the period		42			(59)
Transfers to disposal groups		6			(89)
Other		0			(21)
Transfer (to)/from other headings					(1)
Other movements		48			(169)
Net exchange differences		240			(203)
Closing net balance		8,723			8,124
Closing assets		(3)			(4)
Ending balance		8,720			8,120
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance		(7)		(309)	(309)
Opening liabilities, Reinsurance		85		202	202
Net opening balance, Reinsurance		78		€ (107)	(107)
Changes in estimates that adjust the contractual service margin		135			(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts		(7)			3
New reinsurance contracts issued / acquired recognized in the year		3			271
Changes in estimates that result in (a reversal of) onerous contracts					12
Changes in contractual service margin due to establishing of loss recovery component from onerous underlying contracts					7
Changes in the contractual service margin due to reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held					(3)
Changes that relate to future service		131			286
Earnings released from contractual service margin		(15)			(26)
Changes that relate to current service		(15)			(26)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held		116			260
Insurance finance income / (expenses)		(3)			(13)
Reinsurance contracts disposed in the year		34
Transfers to disposal groups					(63)
Other		14
Other movements		48			(63)
Net exchange differences		4			2
Net closing balance, Reinsurance		242			78
Closing assets, Reinsurance		226			(7)
Closing liabilities, Reinsurance		€ 16			€ 85

[1]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.